Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements have been prepared in accordance with lAS 34
Interim Financial Reporting. They do not include all the information required for a complete set of IFRS annual financial statements and should therefore be read in conjunction with the consolidated financial statements for the year ended December 31, 2025 that have been prepared in accordance with
International Financial Reporting Standards and International Accounting Standards as issued by the
International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting
Standards).
Changes to and new significant accounting policies are described in Note 4.
These condensed consolidated interim financial statements were authorized for issue by the Supervisory
Board on September 2, 2026.